UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Aerospace & Defense — 4.5%
881,101	Honeywell International, Inc.	$33,895,955
528,100	The Boeing Co.	27,677,721

		61,573,676

Auto Components(a) — 1.1%
544,605	Johnson Controls, Inc.	14,731,565

Automobiles*(a) — 0.5%
710,400	Ford Motor Co.	6,315,456

Beverages — 0.7%
171,392	The Coca-Cola Co.	9,803,622

Biotechnology* — 1.8%
507,300	Biogen Idec, Inc.	23,812,662

Capital Markets — 3.7%
613,300	Bank of New York Mellon Corp.	16,338,312
163,478	Franklin Resources, Inc.	17,660,529
293,873	Invesco Ltd.	6,538,674
219,600	State Street Corp.	9,069,480

		49,606,995

Chemicals — 3.2%
62,400	Monsanto Co.	5,038,800
1,382,627	The Dow Chemical Co.	38,409,378

		43,448,178

Commercial Banks(a) — 1.3%
187,768	HSBC Holdings PLC ADR	11,080,190
97,559	M&T Bank Corp.	6,397,919

		17,478,109

Communications Equipment — 2.7%
1,250,000	Cisco Systems, Inc.*	29,250,000
159,800	QUALCOMM, Inc.	7,191,000

		36,441,000

Computers & Peripherals — 2.4%
661,634	Hewlett-Packard Co.	32,459,764

Diversified Financial Services — 7.3%
2,710,344	Bank of America Corp.	42,958,953
1,329,713	JPMorgan Chase & Co.	56,499,505

		99,458,458

Diversified Telecommunication Services — 2.5%
382,986	CenturyTel, Inc.	13,630,472
1,143,700	Koninklijke (Royal) KPN NV ADR	20,392,171

		34,022,643

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 5.6%
368,347	American Electric Power Co., Inc.	$11,857,090
141,361	Edison International	4,813,342
368,316	Entergy Corp.	28,968,053
366,397	FirstEnergy Corp.	15,784,383
492,985	PPL Corp.	15,045,902

		76,468,770

Electrical Equipment — 1.6%
508,400	Emerson Electric Co.	21,052,844

Energy Equipment & Services — 3.6%
1,055,129	Halliburton Co.	30,978,587
270,800	Schlumberger Ltd.	17,301,412

		48,279,999

Food & Staples Retailing — 1.3%
318,604	Wal-Mart Stores, Inc.	17,379,848

Food Products — 2.8%
171,806	General Mills, Inc.	11,682,808
840,031	Unilever NV	25,881,355

		37,564,163

Health Care Equipment & Supplies — 2.9%
319,307	Baxter International, Inc.	17,418,197
457,305	Covidien PLC	21,411,020

		38,829,217

Household Durables — 0.8%
796,848	Newell Rubbermaid, Inc.	11,562,264

Household Products — 0.2%
55,746	The Clorox Co.	3,359,811

Industrial Conglomerates — 1.0%
850,000	General Electric Co.	13,617,000

Insurance — 7.7%
463,300	Aflac, Inc.	21,325,699
155,488	Everest Re Group Ltd.	13,233,584
426,823	Marsh & McLennan Cos., Inc.	9,624,858
279,800	Prudential Financial, Inc.	13,948,030
434,658	The Allstate Corp.	12,348,634
646,292	The Travelers Cos., Inc.	33,859,238

		104,340,043

Machinery — 0.5%
139,600	Deere & Co.	7,469,996

Media — 5.6%
690,900	CBS Corp. Class B	8,850,429
646,900	DIRECTV*(a)	20,461,447
1,206,800	DISH Network Corp.	24,992,828
714,737	Viacom, Inc. Class B*	21,184,805

		75,489,509

Metals & Mining — 1.5%
100,800	Freeport-McMoRan Copper & Gold, Inc.*	8,346,240
264,000	United States Steel Corp.(a)	11,790,240

		20,136,480

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 1.8%
358,052	J.C. Penney Co., Inc.	$10,290,414
299,201	Target Corp.	13,930,799

		24,221,213

Oil, Gas & Consumable Fuels — 14.7%
204,400	Apache Corp.	19,475,232
444,300	BP PLC ADR(a)	25,405,074
415,200	Chevron Corp.	32,402,208
303,614	EOG Resources, Inc.	26,259,575
347,367	Exxon Mobil Corp.	26,076,841
238,454	Hess Corp.	13,820,794
195,000	Newfield Exploration Co.*	8,244,600
582,466	Occidental Petroleum Corp.	47,057,428

		198,741,752

Pharmaceuticals — 3.7%
796,199	Johnson & Johnson	50,033,145

Real Estate Investment Trusts — 2.3%
336,500	Annaly Capital Management, Inc.	6,194,965
107,300	Federal Realty Investment Trust(a)	6,901,536
276,200	Health Care REIT, Inc.(a)	12,304,710
787,200	MFA Financial, Inc.	5,959,104

		31,360,315

Semiconductors & Semiconductor Equipment* — 0.7%
279,800	Lam Research Corp.	9,510,402

Specialty Retail — 2.8%
678,102	Staples, Inc.	15,813,339
317,700	The Home Depot, Inc.	8,692,272
345,900	The TJX Cos., Inc.	13,275,642

		37,781,253

Thrifts & Mortgage Finance(a) — 0.4%
476,979	New York Community Bancorp, Inc.	5,575,885

Tobacco — 1.8%
496,720	Philip Morris International, Inc.	23,887,265

Wireless Telecommunication Services* — 1.7%
6,354,873	Sprint Nextel Corp.	23,576,579

TOTAL COMMON STOCKS		$1,309,389,881

Shares	Rate	Value
Preferred Stock(b)(c) — 0.9%
JPMorgan Chase & Co.
13,044,000	7.900%	$12,755,989

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 2.9%
Repurchase Agreement(d) — 2.9%
Joint Repurchase Agreement Account II
$39,400,000	0.170%	12/01/09	$39,400,000
Maturity Value: $39,400,186

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,361,545,870

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(e) — 3.3%
Boston Global Investment Trust — Enhanced Portfolio
44,405,614	0.188%	$44,361,209

TOTAL INVESTMENTS — 103.8%		$1,405,907,079

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(51,157,453)

NET ASSETS — 100.0%		$1,354,749,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,343,096,452

Gross unrealized gain	138,329,139
Gross unrealized loss	(75,518,512)

Net unrealized security gain	$62,810,627

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 4.6%
1,740,035	Honeywell International, Inc.	$66,939,147
1,020,717	The Boeing Co.(a)	53,495,778

		120,434,925

Auto Components — 1.2%
1,168,503	Johnson Controls, Inc.	31,608,006

Automobiles*(a) — 0.5%
1,530,800	Ford Motor Co.	13,608,812

Biotechnology* — 1.8%
980,580	Biogen Idec, Inc.	46,028,425

Capital Markets — 5.8%
1,186,926	Bank of New York Mellon Corp.	31,619,708
544,294	Franklin Resources, Inc.	58,800,081
1,712,051	Invesco Ltd.	38,093,135
565,419	State Street Corp.	23,351,805

		151,864,729

Chemicals — 3.2%
120,702	Monsanto Co.	9,746,687
2,673,921	The Dow Chemical Co.(a)	74,281,525

		84,028,212

Communications Equipment — 3.0%
2,441,837	Cisco Systems, Inc.*	57,138,986
476,800	QUALCOMM, Inc.	21,456,000

		78,594,986

Computers & Peripherals — 2.9%
1,279,857	Hewlett-Packard Co.	62,789,785
410,598	NetApp, Inc.*	12,654,630

		75,444,415

Consumer Finance* — 1.1%
2,590,911	SLM Corp.	28,422,294

Diversified Financial Services — 8.1%
5,955,551	Bank of America Corp.	94,395,484
2,770,319	JPMorgan Chase & Co.	117,710,854

		212,106,338

Electric Utilities — 4.3%
563,121	American Electric Power Co., Inc.	18,126,865
727,659	Entergy Corp.	57,230,380
857,046	FirstEnergy Corp.	36,921,542

		112,278,787

Electrical Equipment — 1.9%
1,178,490	Emerson Electric Co.	48,801,271

Energy Equipment & Services — 3.6%
2,065,714	Halliburton Co.	60,649,363
526,685	Schlumberger Ltd.	33,649,905

		94,299,268

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 1.3%
615,214	Wal-Mart Stores, Inc.	$33,559,924

Food Products — 3.0%
348,463	General Mills, Inc.	23,695,484
1,765,354	Unilever NV	54,390,557

		78,086,041

Health Care Equipment & Supplies — 3.9%
1,087,147	Baxter International, Inc.	59,303,869
881,403	Covidien PLC	41,267,288

		100,571,157

Health Care Providers & Services* — 2.0%
986,352	WellPoint, Inc.	53,292,599

Household Durables — 0.9%
1,540,615	Newell Rubbermaid, Inc.	22,354,324

Industrial Conglomerates — 1.0%
1,646,778	General Electric Co.	26,381,384

Insurance — 9.0%
1,158,569	Aflac, Inc.	53,328,931
548,613	Everest Re Group Ltd.	46,692,452
1,063,005	Marsh & McLennan Cos., Inc.	23,970,763
905,716	Prudential Financial, Inc.	45,149,942
1,271,458	The Travelers Cos., Inc.	66,611,685

		235,753,773

Machinery — 0.7%
289,471	Eaton Corp.	18,497,197

Media — 6.0%
1,332,897	CBS Corp. Class B	17,074,411
1,250,297	DIRECTV*(a)	39,546,894
2,362,600	DISH Network Corp.	48,929,446
1,679,235	Viacom, Inc. Class B*	49,772,525

		155,323,276

Metals & Mining — 1.5%
194,242	Freeport-McMoRan Copper & Gold, Inc.*	16,083,238
507,769	United States Steel Corp.(a)	22,676,963

		38,760,201

Multiline Retail — 1.8%
660,365	J.C. Penney Co., Inc.	18,978,890
578,477	Target Corp.	26,933,889

		45,912,779

Oil, Gas & Consumable Fuels — 14.1%
421,144	Apache Corp.	40,126,600
690,738	BP PLC ADR	39,496,399
478,744	Chevron Corp.	37,361,182
783,322	EOG Resources, Inc.	67,749,520
719,965	Exxon Mobil Corp.	54,047,772
788,624	Newfield Exploration Co.*	33,343,023
1,198,022	Occidental Petroleum Corp.	96,788,197

		368,912,693

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 2.8%
1,169,223	Johnson & Johnson	$73,473,973

Real Estate Investment Trusts — 0.5%
187,300	Simon Property Group, Inc.	13,609,218

Semiconductors & Semiconductor Equipment* — 1.2%
465,500	Broadcom Corp.	13,592,600
553,569	Lam Research Corp.(a)	18,815,810

		32,408,410

Specialty Retail — 2.9%
1,356,082	Staples, Inc.	31,623,832
614,230	The Home Depot, Inc.	16,805,333
673,264	The TJX Cos., Inc.	25,839,872

		74,269,037

Tobacco — 1.8%
960,370	Philip Morris International, Inc.	46,184,193

Wireless Telecommunication Services* — 1.8%
12,641,147	Sprint Nextel Corp.	46,898,655

TOTAL COMMON STOCKS		$2,561,769,302

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 1.9%
Repurchase Agreement(b) — 1.9%
Joint Repurchase Agreement Account II
$49,100,000	0.170%	12/01/09	$49,100,000
Maturity Value: $49,100,232

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$2,610,869,302

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 2.1%
Boston Global Investment Trust — Enhanced Portfolio
56,322,009	0.188%	$56,265,687

TOTAL INVESTMENTS — 102.2%		$2,667,134,989

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(57,839,848)

NET ASSETS — 100.0%		$2,609,295,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,543,010,510

Gross unrealized gain	283,863,958
Gross unrealized loss	(159,739,479)

Net unrealized security gain	$124,124,479

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense* — 0.5%
1,507,186	BE Aerospace, Inc.	$29,043,474

Auto Components(a) — 0.9%
1,714,414	Johnson Controls, Inc.	46,374,899

Automobiles(a) — 0.9%
1,687,443	Harley-Davidson, Inc.	49,172,089

Beverages — 1.5%
1,010,989	Coca-Cola Enterprises, Inc.	19,865,934
1,360,300	Molson Coors Brewing Co. Class B	61,499,163

		81,365,097

Biotechnology* — 0.7%
824,357	Biogen Idec, Inc.	38,695,318

Capital Markets — 3.3%
4,719,081	Invesco Ltd.	104,999,552
2,854,776	Janus Capital Group, Inc.	37,369,018
1,651,283	Raymond James Financial, Inc.(a)	40,109,664

		182,478,234

Chemicals — 3.2%
382,165	Airgas, Inc.	17,675,131
983,676	FMC Corp.(a)	55,076,019
7,357,174	Huntsman Corp.	70,040,297
814,708	Terra Industries, Inc.	31,431,435

		174,222,882

Commercial Banks — 4.6%
2,360,078	Comerica, Inc.	67,191,421
1,991,467	First Horizon National Corp.*	26,984,378
663,845	M&T Bank Corp.(a)	43,534,955
7,607,039	Marshall & Ilsley Corp.(a)	43,740,474
3,058,438	SunTrust Banks, Inc.	72,270,890

		253,722,118

Commercial Services & Supplies — 1.8%
1,911,656	Corrections Corp. of America*	47,772,283
1,850,705	Republic Services, Inc.	52,189,881

		99,962,164

Communications Equipment*(a) — 1.7%
3,675,966	CommScope, Inc.	92,377,026

Computers & Peripherals* — 1.1%
901,302	Lexmark International, Inc.(a)	22,685,771
2,085,767	QLogic Corp.	37,418,660

		60,104,431

Construction Materials(a) — 0.9%
1,045,354	Vulcan Materials Co.	50,678,762

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance*(a) — 1.4%
6,705,280	SLM Corp.	$73,556,922

Containers & Packaging* — 0.7%
1,541,892	Pactiv Corp.	37,545,070

Diversified Telecommunication Services(a) — 1.0%
1,183,993	CenturyTel, Inc.	42,138,311
2,266,137	Clearwire Corp.*	12,826,335

		54,964,646

Electric Utilities — 6.6%
2,362,838	DPL, Inc.	63,465,829
2,187,471	Edison International	74,483,387
172,838	Entergy Corp.	13,593,709
1,039,926	FirstEnergy Corp.	44,800,012
609,116	Northeast Utilities(a)	14,685,787
2,724,941	NV Energy, Inc.	31,718,313
492,904	Pinnacle West Capital Corp.	17,296,001
3,319,919	PPL Corp.	101,323,928

		361,366,966

Electrical Equipment — 0.7%
914,436	Cooper Industries PLC	39,037,273

Electronic Equipment, Instruments & Components(a) — 0.6%
846,985	Amphenol Corp.	34,895,782

Energy Equipment & Services — 3.9%
302,950	Core Laboratories NV(a)	32,188,438
1,437,242	Dril-Quip, Inc.*(a)	77,625,440
1,170,012	Helmerich & Payne, Inc.	43,933,951
1,713,029	Oil States International, Inc.*	61,446,350

		215,194,179

Food & Staples Retailing — 1.0%
829,884	BJ’s Wholesale Club, Inc.*(a)	28,805,274
1,095,936	Safeway, Inc.	24,658,560

		53,463,834

Food Products — 0.6%
544,065	The J.M. Smucker Co.	32,143,360

Health Care Equipment & Supplies — 2.5%
479,123	C.R. Bard, Inc.	39,388,702
558,140	Edwards Lifesciences Corp.*	45,923,759
1,465,450	Kinetic Concepts, Inc.*(a)	49,400,319

		134,712,780

Health Care Providers & Services — 1.4%
2,668,275	Aetna, Inc.	77,673,485

Hotels, Restaurants & Leisure(a) — 1.0%
1,746,577	Starwood Hotels & Resorts Worldwide, Inc.	55,925,395

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 3.4%
446,234	Fortune Brands, Inc.	$17,139,848
486,863	Mohawk Industries, Inc.*(a)	20,000,332
5,945,496	Newell Rubbermaid, Inc.(a)	86,269,147
94,812	NVR, Inc.*(a)	63,822,698

		187,232,025

Household Products — 1.1%
1,009,077	The Clorox Co.	60,817,071

Insurance — 12.9%
819,373	Arch Capital Group Ltd.*	57,225,010
919,228	Everest Re Group Ltd.	78,235,495
3,610,402	Genworth Financial, Inc.*	38,884,030
582,751	Lincoln National Corp.	13,350,826
3,678,113	Marsh & McLennan Cos., Inc.	82,941,448
2,764,570	Principal Financial Group, Inc.	70,192,432
3,349,331	The Hartford Financial Services Group, Inc.	81,924,636
3,990,480	The Progressive Corp.*	66,920,350
4,818,813	W.R. Berkley Corp.	119,072,869
1,374,055	Willis Group Holdings Ltd.	37,305,593
3,126,835	XL Capital Ltd.	57,252,349

		703,305,038

Internet & Catalog Retail* — 0.9%
4,567,586	Liberty Media Corp. — Interactive	48,599,115

Internet Software & Services*(a) — 1.4%
3,974,415	IAC/InterActiveCorp.	77,302,372

Machinery — 4.6%
1,235,532	Cummins, Inc.	55,475,387
1,257,605	Eaton Corp.(a)	80,360,960
1,062,817	Parker Hannifin Corp.	57,349,605
1,069,114	Pentair, Inc.	32,180,331
738,632	Snap-on, Inc.	26,701,547

		252,067,830

Media — 4.9%
5,519,005	CBS Corp. Class B	70,698,454
6,231,170	DISH Network Corp.	129,047,531
921,072	Lamar Advertising Co.*(a)	25,495,273
1,480,962	Viacom, Inc. Class B*	43,895,713

		269,136,971

Metals & Mining — 2.7%
1,603,636	Cliffs Natural Resources, Inc.	70,656,202
1,652,781	United States Steel Corp.(a)	73,813,200

		144,469,402

Multi-Utilities — 2.2%
952,156	Alliant Energy Corp.	26,165,247
4,003,560	CMS Energy Corp.(a)	57,010,694
562,038	SCANA Corp.	19,783,738
911,868	Xcel Energy, Inc.	18,529,158

		121,488,837

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail(a) — 1.3%
2,472,728	J.C. Penney Co., Inc.	$71,066,203

Oil, Gas & Consumable Fuels — 7.3%
1,622,371	Atlas Energy, Inc.	41,694,935
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	1,637
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	2,897
1,444,339	Concho Resources, Inc.*	59,044,578
3,558,069	Newfield Exploration Co.*	150,435,157
1,142,113	Range Resources Corp.(a)	53,827,786
1,510,198	Whiting Petroleum Corp.*	94,009,825

		399,016,815

Paper & Forest Products — 1.1%
2,438,606	International Paper Co.	62,062,523

Real Estate Investment Trusts — 5.9%
745,036	Alexandria Real Estate Equities, Inc.(a)	41,997,680
1,014,840	Boston Properties, Inc.(a)	67,973,983
984,814	Digital Realty Trust, Inc.(a)	47,921,049
2,576,085	Douglas Emmett, Inc.(a)	35,343,886
468,059	Essex Property Trust, Inc.(a)	37,327,705
4,586,940	Host Hotels & Resorts, Inc.	48,254,609
1,266,347	Regency Centers Corp.	42,384,634

		321,203,546

Road & Rail — 1.4%
1,236,444	Kansas City Southern*(a)	35,399,392
941,464	Ryder System, Inc.	38,166,950

		73,566,342

Semiconductors & Semiconductor Equipment*(a) — 1.5%
5,066,046	ON Semiconductor Corp.	39,312,517
4,670,182	Teradyne, Inc.	41,377,812

		80,690,329

Software* — 1.0%
3,548,750	Parametric Technology Corp.	53,444,175

Specialty Retail — 1.8%
1,304,213	The TJX Cos., Inc.	50,055,695
1,519,145	Urban Outfitters, Inc.*(a)	48,065,748

		98,121,443

Wireless Telecommunication Services* — 1.4%
19,818,809	Sprint Nextel Corp.	73,527,781

TOTAL COMMON STOCKS		$5,425,794,004

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 1.5%
Repurchase Agreement(c)— 1.5%
Joint Repurchase Agreement Account II
$82,800,000	0.170%	12/01/09	$82,800,000
Maturity Value: $82,800,391

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$5,508,594,004

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 9.9%
Boston Global Investment Trust — Enhanced Portfolio
542,044,678	0.188%	$541,502,633

TOTAL INVESTMENTS — 110.7%		$6,050,096,637

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.7)%		(583,208,979)

NET ASSETS — 100.0%		$5,466,887,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $2,897, which represents approximately 0.0% of net assets as of November 30, 2009.
(c) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Represents an affiliated issuer.
(e) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,689,365,124

Gross unrealized gain	664,672,252
Gross unrealized loss	(303,940,739)

Net unrealized security gain	$360,731,513

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
Aerospace & Defense — 1.0%
515,445	AAR Corp.*(a)	$9,618,204
121,631	TransDigm Group, Inc.	5,272,704

		14,890,908

Airlines*(a) — 1.3%
3,679,557	AirTran Holdings, Inc.	15,159,775
849,990	JetBlue Airways Corp.	4,683,445

		19,843,220

Auto Components — 1.2%
503,348	Exide Technologies*	3,775,110
262,770	Gentex Corp.	4,367,237
158,054	Tenneco, Inc.*	2,279,139
344,389	TRW Automotive Holdings Corp.*	7,493,905

		17,915,391

Building Products — 0.5%
229,239	Universal Forest Products, Inc.	8,238,850

Capital Markets — 2.9%
731,354	Apollo Investment Corp.	7,035,625
576,835	Ares Capital Corp.	6,702,823
447,271	BGC Partners, Inc.	1,891,956
4,367,127	E*TRADE Financial Corp.*	7,162,088
213,152	KBW, Inc.*	5,241,408
418,008	Knight Capital Group, Inc.*	6,119,637
811,553	MF Global Ltd.*(a)	5,104,668
653,372	PennantPark Investment Corp.	5,540,595

		44,798,800

Chemicals — 3.8%
672,161	H.B. Fuller Co.	13,685,198
168,567	KMG Chemicals, Inc.	3,000,493
258,903	Minerals Technologies, Inc.	13,680,434
1,801,628	PolyOne Corp.*	12,935,689
109,241	Rockwood Holdings, Inc.*(a)	2,459,015
168,734	Sensient Technologies Corp.	4,275,720
715,637	Solutia, Inc.*	7,707,410

		57,743,959

Commercial Banks — 10.9%
377,867	Bank of the Ozarks, Inc.(a)	10,043,705
711,031	Boston Private Financial Holdings, Inc.(a)	3,334,735
133,574	Bridge Capital Holdings*	968,411
128,822	Capital City Bank Group, Inc.(a)	1,580,646
482,969	CoBiz, Inc.	2,052,618
529,264	East West Bancorp, Inc.(a)	7,721,962
907,425	F.N.B. Corp.(a)	5,907,337
294,620	First Financial Bankshares, Inc.	15,255,424
318,927	FirstMerit Corp.	6,681,521

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
878,475	Glacier Bancorp, Inc.(a)	$11,490,453
331,955	Hancock Holding Co.(a)	13,742,937
167,580	Heritage Financial Corp.	2,134,969
227,893	Home Bancshares, Inc.	5,216,471
111,879	IBERIABANK Corp.	6,346,896
151,150	Lakeland Financial Corp.	2,575,596
153,120	MB Financial, Inc.(a)	2,855,688
200,198	PacWest Bancorp(a)	3,683,643
407,506	Pinnacle Financial Partners, Inc.*(a)	4,812,646
383,482	Prosperity Bancshares, Inc.(a)	15,274,088
62,908	S.Y. Bancorp, Inc.(a)	1,372,652
225,235	SCBT Financial Corp.	5,856,110
560,298	Seacoast Banking Corp. of Florida(a)	941,301
99,054	Sierra Bancorp(a)	736,962
467,818	Signature Bank*	14,493,002
120,768	Simmons First National Corp.	3,056,638
263,473	Southcoast Financial Corp.*(b)	927,425
165,189	Summit State Bank	773,084
237,601	Texas Capital Bancshares, Inc.*	3,449,966
716,406	The South Financial Group, Inc.	437,008
232,220	TriCo Bancshares(a)	4,024,373
214,455	UMB Financial Corp.(a)	8,428,081
219,401	United Community Banks, Inc.*	849,082

		167,025,430

Commercial Services & Supplies — 1.3%
357,720	G&K Services, Inc.	7,905,612
34,702	Team, Inc.*	569,113
358,075	Waste Connections, Inc.*	11,619,534

		20,094,259

Communications Equipment — 2.0%
889,464	ADC Telecommunications, Inc.*(a)	5,452,414
746,371	Emulex Corp.*	7,269,654
346,342	Plantronics, Inc.(a)	8,017,817
438,352	Polycom, Inc.*	9,450,869

		30,190,754

Computers & Peripherals* — 2.0%
836,491	Avid Technology, Inc.(a)	9,954,243
1,194,054	Electronics for Imaging, Inc.	14,340,589
513,257	Intermec, Inc.	6,307,928

		30,602,760

Construction & Engineering — 1.2%
1,345,519	Comfort Systems USA, Inc.	15,325,461
60,324	Michael Baker Corp.*	2,295,328

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Construction & Engineering — (continued)
28,633	MYR Group, Inc.*	$447,248

		18,068,037

Consumer Finance* — 0.3%
244,255	First Cash Financial Services, Inc.	4,665,270

Diversified Financial Services — 0.8%
352,550	Compass Diversified Holdings	3,927,407
286,244	Financial Federal Corp.	7,757,212

		11,684,619

Diversified Telecommunication Services* — 0.6%
1,178,907	Premiere Global Services, Inc.	8,912,537

Electric Utilities — 4.0%
525,697	Cleco Corp.(a)	13,415,788
1,312,444	El Paso Electric Co.*	25,986,391
144,858	Great Plains Energy, Inc.(a)	2,578,472
87,712	MGE Energy, Inc.	3,012,030
79,337	The Empire District Electric Co.(a)	1,439,173
145,597	Unisource Energy Corp.	4,341,703
502,171	Westar Energy, Inc.	10,339,701

		61,113,258

Electrical Equipment — 1.3%
307,648	EnerSys*	7,002,069
134,085	Franklin Electric Co., Inc.(a)	3,692,701
206,464	Regal-Beloit Corp.(a)	9,798,781

		20,493,551

Electronic Equipment, Instruments & Components — 1.7%
325,988	Anixter International, Inc.*(a)	14,089,201
189,061	Littelfuse, Inc.*	4,949,617
250,888	MTS Systems Corp.	6,465,384

		25,504,202

Energy Equipment & Services* — 3.0%
225,398	Dril-Quip, Inc.	12,173,746
427,056	Hornbeck Offshore Services, Inc.	9,741,147
684,068	Key Energy Services, Inc.	5,212,598
284,565	Oil States International, Inc.	10,207,347
374,329	T-3 Energy Services, Inc.	9,343,252

		46,678,090

Food & Staples Retailing — 0.8%
278,097	Casey’s General Stores, Inc.	8,506,987
226,873	The Pantry, Inc.*	3,353,183

		11,860,170

Shares	Description	Value
Common Stocks — (continued)
Food Products — 1.5%
183,923	American Italian Pasta Co.*	$5,865,304
191,396	Lance, Inc.	4,660,493
290,202	The Hain Celestial Group, Inc.*	5,032,103
215,320	TreeHouse Foods, Inc.*(a)	7,508,208

		23,066,108

Gas Utilities — 0.9%
10,470	South Jersey Industries, Inc.	377,548
413,995	Southwest Gas Corp.	10,850,809
70,755	The Laclede Group, Inc.	2,215,339

		13,443,696

Health Care Equipment & Supplies — 2.5%
591,914	American Medical Systems Holdings, Inc.*(a)	10,399,929
1,256,395	Cardiac Science Corp.*(b)	2,826,889
118,474	Edwards Lifesciences Corp.*	9,748,041
213,113	Hill-Rom Holdings, Inc.(a)	4,726,846
96,722	Kinetic Concepts, Inc.*	3,260,498
997,947	Symmetry Medical, Inc.*	8,003,535

		38,965,738

Health Care Providers & Services*(a) — 1.8%
410,926	Amedisys, Inc.	15,220,699
367,898	Lincare Holdings, Inc.	13,067,737

		28,288,436

Hotels, Restaurants & Leisure — 1.8%
411,816	Ameristar Casinos, Inc.(a)	7,157,362
641,330	California Pizza Kitchen, Inc.*	8,055,105
158,784	CEC Entertainment, Inc.*	4,630,142
414,164	Gaylord Entertainment Co.*(a)	7,289,286

		27,131,895

Household Durables — 0.8%
332,594	Meritage Homes Corp.*	5,930,151
379,921	The Ryland Group, Inc.(a)	6,956,354

		12,886,505

Household Products*(a) — 0.3%
505,230	Central Garden & Pet Co.	4,405,606

Insurance — 6.2%
904,836	Ambac Financial Group, Inc.*(a)	696,724
1,687,341	American Equity Investment Life Holding Co.*	12,351,336
287,365	Aspen Insurance Holdings Ltd.	7,445,627
163,584	Assured Guaranty Ltd.(a)	3,710,085

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
242,176	Donegal Group, Inc.	$3,543,035
646,256	Max Capital Group Ltd.	14,081,918
2,038,621	Meadowbrook Insurance Group, Inc.	13,964,554
261,448	ProAssurance Corp.*	13,922,106
174,304	RLI Corp.	8,790,151
482,604	Tower Group, Inc.(a)	11,910,667
207,813	W.R. Berkley Corp.	5,135,059

		95,551,262

Internet & Catalog Retail* — 0.5%
399,261	HSN, Inc.	7,154,757

Leisure Equipment & Products(a) — 0.4%
340,790	Pool Corp.	6,154,667

Machinery — 4.5%
1,223,012	Actuant Corp.	19,971,786
216,769	Altra Holdings, Inc.*	2,438,651
301,829	Graco, Inc.	8,502,523
481,254	Mueller Industries, Inc.	11,314,282
1,667,898	Mueller Water Products, Inc.	8,406,206
240,352	Robbins & Myers, Inc.	5,525,692
273,711	Tennant Co.	7,450,413
173,110	Watts Water Technologies, Inc.	5,305,822

		68,915,375

Media* — 0.4%
619,302	Knology, Inc.	6,106,318

Metals & Mining — 2.2%
365,880	Commercial Metals Co.	5,817,492
559,877	Kaiser Aluminum Corp.	21,633,647
206,378	Olympic Steel, Inc.	5,722,862

		33,174,001

Multi-Utilities — 0.2%
109,473	NorthWestern Corp.	2,823,309

Multiline Retail* — 0.3%
234,608	Big Lots, Inc.	5,410,060

Oil, Gas & Consumable Fuels — 3.7%
801,070	Atlas Energy, Inc.	20,587,499
755,945	Brigham Exploration Co.*(a)	7,892,066
149,885	Golar LNG Ltd.	1,884,054
333,541	Goodrich Petroleum Corp.*(a)	7,381,262
1,039,436	Resolute Energy Corp.*	11,277,881
562,615	Rex Energy Corp.*	5,091,666
199,651	Rosetta Resources, Inc.*	3,144,503

		57,258,931

Personal Products* — 0.4%
395,021	Elizabeth Arden, Inc.	5,826,560

Shares	Description	Value
Common Stocks — (continued)
Professional Services* — 1.0%
565,693	On Assignment, Inc.	$3,586,493
321,310	Resources Connection, Inc.	6,191,644
231,120	School Specialty, Inc.(a)	5,269,536

		15,047,673

Real Estate Investment Trusts — 10.0%
552,635	Acadia Realty Trust	8,991,371
844,151	American Campus Communities, Inc.	22,749,869
739,668	BioMed Realty Trust, Inc.	10,126,055
525,603	Cogdell Spencer, Inc.	2,654,295
679,876	Cypress Sharpridge Investments, Inc.	8,906,376
258,497	Digital Realty Trust, Inc.(a)	12,578,464
495,217	Entertainment Properties Trust(a)	15,643,905
154,131	Hatteras Financial Corp.	4,716,409
1,785,841	MFA Financial, Inc.	13,518,816
848,203	National Retail Properties, Inc.(a)	16,997,988
839,588	OMEGA Healthcare Investors, Inc.	15,188,147
821,403	Parkway Properties, Inc.	15,335,594
597,325	Retail Opportunity Investments Corp.*	6,206,207

		153,613,496

Semiconductors & Semiconductor Equipment — 2.5%
271,303	ATMI, Inc.*	4,218,762
1,326,387	Entegris, Inc.*	5,531,034
842,725	Fairchild Semiconductor International, Inc.*	6,826,072
57,206	FormFactor, Inc.*	969,642
763,090	Micrel, Inc.	5,456,093
473,926	MKS Instruments, Inc.*	7,179,979
519,355	Semtech Corp.*	8,320,067

		38,501,649

Software* — 2.3%
486,992	JDA Software Group, Inc.	11,434,572
799,157	Lawson Software, Inc.	5,234,479
416,073	Monotype Imaging Holdings, Inc.	3,220,405
860,598	Parametric Technology Corp.	12,960,606
102,770	Progress Software Corp.	2,475,729

		35,325,791

Specialty Retail — 5.0%
385,066	Aaron Rents, Inc.(a)	9,653,605
395,930	AnnTaylor Stores Corp.*	5,535,101
358,676	Asbury Automotive Group, Inc.*	3,823,486
327,947	Hibbett Sports, Inc.*(a)	6,201,478
402,625	Jo-Ann Stores, Inc.*	13,431,570
177,893	Jos. A. Bank Clothiers, Inc.*	7,259,813
185,247	Monro Muffler Brake, Inc.	5,553,705

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
229,662	The Children’s Place Retail Stores, Inc.*(a)	$7,330,811
784,473	The Finish Line, Inc.	6,942,586
261,441	The Gymboree Corp.*(a)	10,436,725

		76,168,880

Textiles, Apparel & Luxury Goods — 0.9%
298,005	Fossil, Inc.*	9,193,454
174,170	G-III Apparel Group Ltd.*	2,955,665
82,425	Jones Apparel Group, Inc.	1,397,104

		13,546,223

Thrifts & Mortgage Finance — 1.6%
106,751	Berkshire Hills Bancorp, Inc.	2,013,324
665,719	Brookline Bancorp, Inc.	6,330,988
233,229	Dime Community Bancshares	2,621,494
238,565	First Financial Holdings, Inc.	3,194,385
502,690	MGIC Investment Corp.*(a)	2,010,760
537,062	NewAlliance Bancshares, Inc.	6,326,590
371,830	The PMI Group, Inc.(a)	684,167
75,233	WSFS Financial Corp.	2,006,464

		25,188,172

Trading Companies & Distributors — 3.2%
663,529	Applied Industrial Technologies, Inc.(a)	13,768,227
536,363	Beacon Roofing Supply, Inc.*	8,243,899
1,401,831	RSC Holdings, Inc.*(a)	8,915,645
309,091	Watsco, Inc.(a)	15,504,005
130,070	WESCO International, Inc.*	3,394,827

		49,826,603

Transportation Infrastructure(a) — 0.9%
494,682	Aegean Marine Petroleum Network, Inc.	13,297,052

TOTAL COMMON STOCKS		$1,477,402,828

Exchange Traded Fund(a) — 2.8%
800,000	iShares Russell 2000 Value Index Fund	$43,408,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 1.4%
Repurchase Agreement(c) — 1.4%
Joint Repurchase Agreement Account II
$22,000,000	0.170%	12/01/09	$22,000,000
Maturity Value: $22,000,104

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,542,810,828

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(d) — 16.6%
Boston Global Investment Trust — Enhanced Portfolio
254,964,738	0.188%	$254,709,773

TOTAL INVESTMENTS — 117.2%		$1,797,520,601

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%		(264,326,781)

NET ASSETS — 100.0%		$1,533,193,820

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,771,342,259

Gross unrealized gain	205,554,884
Gross unrealized loss	(179,376,542)

Net unrealized security gain	$26,178,342

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 3.5%
1,510	Honeywell International, Inc.	$58,090
869	The Boeing Co.	45,544

		103,634

Beverages — 3.2%
1,070	PepsiCo., Inc.	66,575
500	The Coca-Cola Co.	28,600

		95,175

Biotechnology* — 2.4%
1,070	Biogen Idec, Inc.	50,226
490	Gilead Sciences, Inc.	22,564

		72,790

Capital Markets — 5.1%
1,140	Bank of New York Mellon Corp.	30,370
280	Franklin Resources, Inc.	30,249
730	Morgan Stanley & Co.	23,053
540	Northern Trust Corp.	26,730
2,370	The Charles Schwab Corp.	43,442

		153,844

Chemicals — 1.5%
320	Praxair, Inc.	26,250
640	The Dow Chemical Co.	17,779

		44,029

Communications Equipment — 5.0%
3,430	Cisco Systems, Inc.*	80,262
1,550	QUALCOMM, Inc.	69,750

		150,012

Computers & Peripherals — 4.4%
390	Apple, Inc.*	77,965
1,090	Hewlett-Packard Co.	53,475

		131,440

Consumer Finance* — 0.9%
2,560	SLM Corp.	28,083

Diversified Financial Services — 5.7%
2,990	Bank of America Corp.	47,392
100	CME Group, Inc.	32,823
2,150	JPMorgan Chase & Co.	91,353

		171,568

Electric Utilities — 1.5%
570	Entergy Corp.	44,831

Electrical Equipment — 1.1%
830	Emerson Electric Co.	34,370

Energy Equipment & Services — 3.3%
1,830	Halliburton Co.	53,729
710	Schlumberger Ltd.	45,369

		99,098

Food & Staples Retailing — 1.2%
600	Costco Wholesale Corp.	35,946

Shares	Description	Value
Common Stocks — (continued)
Food Products — 1.6%
630	Kraft Foods, Inc.	$16,745
970	Unilever NV	29,886

		46,631

Health Care Equipment & Supplies — 5.3%
1,570	Baxter International, Inc.	85,643
930	Covidien PLC	43,543
840	St. Jude Medical, Inc.*	30,836

		160,022

Health Care Providers & Services* — 2.8%
480	Express Scripts, Inc.	41,189
810	WellPoint, Inc.	43,764

		84,953

Hotels, Restaurants & Leisure — 1.3%
550	Marriott International, Inc.	14,146
390	McDonald’s Corp.	24,668

		38,814

Household Durables — 0.5%
960	Newell Rubbermaid, Inc.	13,930

Household Products — 2.9%
1,420	The Procter & Gamble Co.	88,537

Industrial Conglomerates — 0.9%
1,650	General Electric Co.	26,433

Insurance — 5.2%
960	Aflac, Inc.	44,189
390	Everest Re Group Ltd.	33,193
670	Prudential Financial, Inc.	33,399
840	The Travelers Cos., Inc.	44,016

		154,797

Internet Software & Services* — 0.4%
23	Google, Inc.	13,409

IT Services — 1.8%
330	Visa, Inc.	26,730
1,400	Western Union Co.	25,830

		52,560

Life Sciences Tools & Services* — 0.9%
580	Thermo Fisher Scientific, Inc.	27,393

Machinery — 0.9%
400	Eaton Corp.	25,560

Media — 3.2%
740	Comcast Corp.	10,856
1,840	DISH Network Corp.	38,106
1,550	Viacom, Inc. Class B*	45,942

		94,904

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
190	Freeport-McMoRan Copper & Gold, Inc.*	$15,732
390	United States Steel Corp.	17,417

		33,149

Multiline Retail — 1.2%
750	Target Corp.	34,920

Oil, Gas & Consumable Fuels — 7.1%
290	Chevron Corp.	22,632
670	EOG Resources, Inc.	57,948
570	Exxon Mobil Corp.	42,790
520	Newfield Exploration Co.*	21,986
850	Occidental Petroleum Corp.	68,671

		214,027

Personal Products — 0.7%
630	Avon Products, Inc.	21,578

Pharmaceuticals — 4.3%
1,550	Johnson & Johnson	97,402
900	Merck & Co., Inc.	32,589

		129,991

Road & Rail — 0.8%
250	Burlington Northern Santa Fe Corp.	24,575

Semiconductors & Semiconductor Equipment — 1.7%
1,410	Broadcom Corp.*	41,172
550	Intel Corp.	10,560

		51,732

Software — 5.3%
2,940	Microsoft Corp.	86,466
3,230	Oracle Corp.	71,318

		157,784

Specialty Retail — 3.8%
2,300	Lowe’s Cos., Inc.	50,163
1,810	Staples, Inc.	42,209
580	The TJX Cos., Inc.	22,261

		114,633

Textiles, Apparel & Luxury Goods — 1.3%
580	NIKE, Inc. Class B	37,636

Tobacco — 1.4%
880	Philip Morris International, Inc.	42,319

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services* — 2.9%
1,640	American Tower Corp.	$67,109
5,440	Sprint Nextel Corp.	20,182

		87,291

TOTAL INVESTMENTS — 98.1%		$2,942,398

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		56,893

NET ASSETS — 100.0%		$2,999,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,943,180

Gross unrealized gain	—
Gross unrealized loss	(782)

Net unrealized security loss	$(782)

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

Growth and Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,309,389,881	$12,755,989	$—
Securities Lending Reinvestment Vehicle	—	44,361,209	—
Short-term Investments	—	39,400,000	—

Total	$1,309,389,881	$96,517,198	$—

Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,561,769,302	$—	$—
Securities Lending Reinvestment Vehicle	—	56,265,687	—
Short-term Investments	—	49,100,000	—

Total	$2,561,769,302	$105,365,687	$—

Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$5,425,789,470	$4,534	$—
Securities Lending Reinvestment Vehicle	—	541,502,633	—
Short-term Investments	—	82,800,000	—

Total	$5,425,789,470	$624,307,167	$—

Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,520,810,828	$—	$—
Securities Lending Reinvestment Vehicle	—	254,709,773	—
Short-term Investments	—	22,000,000	—

Total	$1,520,810,828	$276,709,773	$—

U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,942,398	$—	$—

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Growth and Income	$39,400,000

Large Cap Value	49,100,000

Mid Cap Value	82,800,000

Small Cap Value	22,000,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$6,500,000,000	0.17%	12/01/09	$6,500,030,694

Banc of America Securities LLC	808,600,000	0.19	12/01/09	808,604,268

Barclays Capital, Inc.	925,000,000	0.16	12/01/09	925,004,111

Barclays Capital, Inc.	3,900,000,000	0.17	12/01/09	3,900,018,417

Citigroup Global Markets, Inc.	3,000,000,000	0.17	12/01/09	3,000,014,167

Credit Suisse Securities (USA) LLC	1,900,000,000	0.17	12/01/09	1,900,008,972

Deutsche Bank Securities, Inc.	6,500,000,000	0.17	12/01/09	6,500,030,694

JPMorgan Securities	1,250,000,000	0.17	12/01/09	1,250,005,903

Merrill Lynch & Co., Inc.	950,000,000	0.17	12/01/09	950,004,486

Morgan Stanley & Co.	4,600,000,000	0.16	12/01/09	4,600,020,444

RBS Securities, Inc.	1,500,000,000	0.18	12/01/09	1,500,007,500

UBS Securities LLC	3,925,000,000	0.17	12/01/09	3,925,018,535

Wachovia Capital Markets	550,000,000	0.17	12/01/09	550,002,597

Wachovia Capital Markets	500,000,000	0.19	12/01/09	500,002,639

TOTAL				$36,808,773,427

At November 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550% to 5.770%	03/04/15 to 08/03/37

Federal Home Loan Bank	0.000 to 6.025	12/23/09 to 07/28/28

Federal Home Loan Mortgage Corp.	1.125 to 7.000	12/15/09 to 12/01/39

Federal National Mortgage Association	0.000 to 16.000	12/01/09 to 11/01/48

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/16

Government National Mortgage Association	4.000 to 6.500	04/15/24 to 11/20/39

U.S. Treasury Bills	0.000	01/14/10 to 04/15/10

U.S. Treasury Inflation Protected Securities	1.875 to 2.500	07/15/19 to 01/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	01/15/10 to 05/15/38

U.S. Treasury Notes	0.875 to 4.000	06/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/15/09 to 08/15/39

The aggregate market value of the collateral, including accrued interest, was $37,652,283,363.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.